STOCKHOLDER'S EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDER'S EQUITY

NOTE 7. STOCKHOLDER’S EQUITY

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock—The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were no shares of Class A common stock issued or outstanding, excluding 46,000,000 shares of Class A common stock subject to possible redemption.

Class B Common Stock—The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 11,500,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock upon the consummation of a Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) all shares of common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or deemed issued by the Company in connection with or in relation to the completion of a Business Combination, excluding (1) any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any (2) Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of Working Capital Loans minus (b) the number of Public Shares redeemed by Public Stockholders in connection with a Business Combination. In no event will the shares of our Class B common stock convert into shares of our Class A common stock at a rate of less than one to one.

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock—The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there were 8,351,205 shares of Class A common stock issued or outstanding, excluding 37,648,795 shares of Class A common stock subject to possible redemption.

Class B Common Stock—The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020, there were 11,500,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock upon the consummation of a Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) all shares of common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or deemed issued by the Company in connection with or in relation to the completion of a Business Combination, excluding (1) any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any (2) Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of Working Capital Loans minus (b) the number of Public Shares redeemed by Public Stockholders in connection with a Business Combination. In no event will the shares of our Class B common stock convert into shares of our Class A common stock at a rate of less than one to one.

LCP Edge Intermediate, Inc. [Member]
STOCKHOLDER'S EQUITY

Note 14 – Stockholders’ Deficit

Common Stock

In October 2016, HydraFacial implemented a single class common stock structure by authorizing 60,000 shares of common stock in connection with the formation of LCP Edge Intermediate, Inc. As of March 31, 2021 and December 31, 2020, there was 54,358 Common Stock shares issued and outstanding. The Common Stock is entitled to one vote per share and all shares are outstanding. HydraFacial has not declared or paid any dividends with respect to its Common Stock.

Preferred Stock

Effective October 2016, the Board of Directors authorized the issuance of preferred stock, with a par value of $0.01 per share. As of March 31, 2021 and December 31, 2020, there were 1,500 shares of preferred stock authorized and 931 shares of preferred stock outstanding designated as non-voting Class A Preferred Stock. The Class A Preferred Stock shares are entitled to receive 8% per annum dividends based on the per share liquidation value of the preferred stock, calculated daily and compounded quarterly.

HydraFacial’s governing documents do not provide for redemption of, conversion of, or participation in dividends paid on Class A common stock by the Class A Preferred Stock. However, the cumulative dividends must be paid on the preferred stock prior to paying dividends on the common stock. The Class A Preferred Stock is not callable and is not subject to any sinking fund or other mandatory redemption. On August 24, 2018, HydraFacial paid $13.7 million in 8% cumulative dividends earned through the date of payment, and modified the terms of the Class A Preferred Stock to pay a distribution of $85.0 million on the $100,000 per share liquidation value, for a total distribution of $98.7 million. As a result of the distribution, the aggregate liquidation preference was reduced to $8.5 million, on which 8% cumulative dividends are earned. Otherwise, HydraFacial has not declared or paid any dividends, or authorized or made any distributions upon or with respect to its Class A Preferred Stock.

Note 17 – Stockholders’ Equity (Deficit)

Common Stock

In October 2016, HydraFacial implemented a single class common stock structure by authorizing 60,000 shares of common stock in connection with the formation of HydraFacial. As of December 31, 2020, there were 54,358 Common Stock shares issued and outstanding. The Common Stock is entitled to one vote per share and all shares are outstanding for each of the years ended December 31, 2020 and 2019, respectively. HydraFacial has not declared or paid any dividends with respect to its Common Stock.

Preferred Stock

Effective October 2016, the Board of Directors authorized the issuance of preferred stock, with a par value of $0.01 per share. As of December 31, 2020, there were 1,500 shares of preferred stock authorized and 931 shares of preferred stock outstanding designated as non-voting Class A Preferred Stock. The Class A Preferred Stock shares are entitled to receive 8% per annum dividends based on the per share liquidation value of the preferred stock calculated daily and compounded quarterly.

HydraFacial’s governing documents do not provide for redemption of, conversion of, or participation in dividends paid on Class A common stock by the Class A Preferred Stock. However, the cumulative dividends must be paid on the preferred stock prior to paying dividends on the common stock. The Class A Preferred Stock is not callable and is not subject to any sinking fund or other mandatory redemption. On August 24, 2018, HydraFacial paid $13.7 million related to the 8% cumulative dividends earned through the date of payment, and modified the terms of the Class A Preferred Stock to pay a distribution of $85.0 million on the $100,000 per share liquidation value, for a total distribution of $98.7 million. As a result of the distribution, the aggregate liquidation preference was reduced to $8.5 million, on which 8% cumulative dividends are earned. Otherwise, HydraFacial has not declared or paid any dividends, or authorized or made any distributions upon or with respect to its Class A Preferred Stock.